COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with related parties and for office space as of March 31, 2015 are as follows (certain leases with non-related parties are cancellable):

Years Ending
December 31	Total
2015 (nine months)	$121,788
2016	75,750
2017	58,500
Total	$256,038

Future minimum lease payments under non-cancelable operating leases with related parties and for office space as of December 31, 2014 are as follows (certain leases with non-related parties are cancellable):

Years Ending
December 31	Total
2015	$166,735
2016	75,750
2017	58,500
Total	$300,985